Reconciliation of Financial Statements to Form 5500 - Reconciliation of Benefits Paid (Details) - EBP 016 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants	$ 474,969	$ 518,360
Add: Benefit payments requested by participants at December 31, 2025	141
Less: Benefit payments requested by participants at December 31, 2024	(14)
Benefits paid to participants for Form 5500	$ 475,096